Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value (Details) [Line Items]
Financial assets measured at fair value	$ 4,888
Money Market Funds [Member]
Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value (Details) [Line Items]
Financial assets measured at fair value	1,080
Equity securitie [Member]
Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value (Details) [Line Items]
Financial assets measured at fair value	3,808
Level 1 [Member]
Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value (Details) [Line Items]
Financial assets measured at fair value	4,888
Level 1 [Member] | Money Market Funds [Member]
Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value (Details) [Line Items]
Financial assets measured at fair value	1,080
Level 1 [Member] | Equity securitie [Member]
Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value (Details) [Line Items]
Financial assets measured at fair value	3,808
Level 2 [Member]
Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value (Details) [Line Items]
Financial assets measured at fair value
Level 2 [Member] | Money Market Funds [Member]
Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value (Details) [Line Items]
Financial assets measured at fair value
Level 2 [Member] | Equity securitie [Member]
Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value (Details) [Line Items]
Financial assets measured at fair value
Level 3 [Member]
Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value (Details) [Line Items]
Financial assets measured at fair value
Level 3 [Member] | Money Market Funds [Member]
Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value (Details) [Line Items]
Financial assets measured at fair value
Level 3 [Member] | Equity securitie [Member]
Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value (Details) [Line Items]
Financial assets measured at fair value